HENDERSON GLOBAL FUNDS

Henderson International Opportunities Fund
(the “Fund”)

Supplement dated March 12, 2015
to the Prospectus and Summary Prospectus dated November 30, 2014

This Supplement provides new information and modifies certain disclosure in the Prospectus and Summary Prospectus dated November 30, 2014.  Investors should retain this Supplement with the Prospectus for future reference.

Effective March 12, 2015, the following will replace the paragraph under “Management” on page forty-three (43) of the Prospectus:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund. The following individuals make up the Fund’s portfolio management team:

•	Stephen Peak, Director of International Equities, Lead Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2001.

•	Nicholas Cowley, Investment Manager, Global Emerging Markets Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.

•	Andrew Gillan, Head of Asia (ex-Japan) Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2014.

•	Bill McQuaker, Co-Head of Multi-Asset, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2006.

•	Vincent Musumeci, Portfolio Manager of Japanese Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2012.

•	Tim Stevenson, Director of Pan European Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since 2002.

•	Ian Warmerdam, Director of Global Growth Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in 2001.

Effective March 12, 2015, the following will replace the “Management of the Funds-Portfolio Managers- International Opportunities Fund” section on page seventy-seven (77) of the Prospectus:

International Opportunities Fund

The Fund is managed by a team of Portfolio Managers. Stephen Peak, Director of International Equities and the Fund’s lead Portfolio Manager, generally oversees the management of the Fund. Individual members of the Team manage the Fund’s investments in specific countries, regions and sectors as outlined below.

Asset Allocation Strategist – Bill McQuaker, Co-Head of Multi-Asset, supports Mr. Peak in the asset allocation of the Fund. Mr. McQuaker’s biography is included in the All Asset Fund description above.

Portfolio Management of the Fund’s Sub-portfolios:

Europe – Stephen Peak, Director of International Equities, manages one of the two European sub-portfolios of the Fund. Mr. Peak joined Touche Remnant in 1986, which was subsequently purchased by Henderson Global Investors in 1992. Mr. Peak has more than 40 years of investment management experience.

Tim Stevenson, Director of Pan European Equities, manages the other European sub-portfolio of the Fund. He joined Henderson Global Investors in 1986 and has more than 31 years of investment management experience.

Global Growth – Ian Warmerdam, Director of Global Growth Equities, manages the Global Growth sub-portfolio. He joined Henderson Global Investors in 2001 and has over 18 years of investment management experience.

Japan – Vincent Musumeci, Portfolio Manager of Japanese Equities, manages the Japan sub-portfolio of the Fund. Mr. Musumeci joined Henderson Global Investors via the 2011 acquisition of Gartmore and has over 15 years of investment management experience.

Latin America – Nicholas Cowley, Investment Manager, Global Emerging Markets Equities, manages the Latin America sub-portfolio of the Fund. He joined Henderson Global Investors in 2004 and has over 17 years of investment management experience.

Asia Pacific – Andrew Gillan, Head of Asia (ex-Japan) Equities manages the Asia Pacific sub-portfolio. Mr. Gillan joined Henderson Global Investors in 2014 and has more than 14 years of investment management experience.

HENDERSON GLOBAL FUNDS

Henderson International Opportunities Fund

Supplement dated March 12, 2015
to the Statement of Additional Information dated November 30, 2014

This Supplement provides new information and modifies certain disclosure in the Statement of Additional Information dated November 30, 2014.  Investors should retain this Supplement with the Statement of Additional Information for future reference.

Effective March 12, 2015, the following will replace the eighth paragraph under “Portfolio Managers-Portfolio Management” beginning on page eighty-seven (87) of the Statement of Additional Information:

Stephen Peak, Nicholas Cowley, Andrew Gillan, Bill McQuaker, Vincent Musumeci, Tim Stevenson and Ian Warmerdam are the portfolio managers for the International Opportunities Fund.

HENDERSON GLOBAL FUNDS

Henderson International Long/Short Equity Fund
(the “Fund”)

Supplement dated March 12, 2015
to the Prospectus and Summary Prospectus dated December 9, 2014

This Supplement provides new information and modifies certain disclosure in the Prospectus and Summary Prospectus dated December 9, 2014.  Investors should retain this Supplement with the Prospectus for future reference.

Effective March 12, 2015, the following will replace the paragraph under “Management” beginning on page five (5) of the Prospectus:

Henderson Global Investors (North America) Inc. is the investment adviser of the Fund. Henderson Investment Management Limited is the subadviser of the Fund. The following individuals make up the Fund’s portfolio management team:

•	Stephen Peak, Director of International Equities, Lead Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in December 2014.

•	Steve Johnstone, Fund Manager, Diversified Hedge Funds, Portfolio Manager & Quantitative Strategist, has been a member of the Fund’s portfolio management team since inception in December 2014.

•	Andrew Gillan, Head of Asia (ex-Japan) Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in December 2014.

•	Vincent Musumeci, Portfolio Manager of Japanese Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in December 2014.

•	Neil Hermon, Co-Head of UK Equities, Portfolio Manager, has been a member of the Fund’s portfolio management team since inception in December 2014.

Effective March 12, 2015, the following will replace the “Management of the Funds-Portfolio Managers” section on page sixteen (16) of the Prospectus:

Portfolio Managers

The Fund is managed by a team of Portfolio Managers. Stephen Peak, Director of International Equities and the Fund’s lead Portfolio Manager, and Steve Johnstone, Fund Manager, Diversified Hedge Funds and the Fund’s Portfolio Manager & Quantitative Strategist, generally oversee the management and portfolio construction of the Fund. Individual members of the Team manage the Fund’s investments in specific countries and regions as outlined below.

Quantitative Strategist – Steve Johnstone, Fund Manager, Diversified Hedge Funds, is responsible for the top-down overlay and quantitative risk control of the Fund’s overall portfolio. Mr. Johnstone joined Henderson Global Investors via the 2011 acquisition of Gartmore and has over 23 years of investment management experience.

Portfolio Management of the Fund’s Sub-portfolios:

Europe – Stephen Peak, Director of International Equities, manages the Europe sub-portfolio of the Fund. Mr. Peak joined Touche Remnant in 1986, which was subsequently purchased by Henderson Global Investors in 1992. Mr. Peak has more than 39 years of investment management experience.

UK – Neil Hermon, Co-Head of UK Equities, manages the UK sub-portfolio of the Fund. Mr. Hermon joined Henderson Global Investors in 2002 and has more than 25 years of investment management experience.

Asia Pacific – Andrew Gillan, Head of Asia (ex-Japan) Equities, manages the Asia Pacific sub-portfolio of the Fund. Mr. Gillan joined Henderson Global Investors in 2014 and has more than 14 years of investment management experience.

Japan – Vincent Musumeci, Portfolio Manager of Japanese Equities, manages the Japan sub-portfolio of the Fund. Mr. Musumeci joined Henderson Global Investors via the 2011 acquisition of Gartmore and has over 15 years of investment management experience.

HENDERSON GLOBAL FUNDS

Henderson International Long/Short Equity Fund

Supplement dated March 12, 2015
to the Statement of Additional Information dated December 9, 2014

This Supplement provides new information and modifies certain disclosure in the Statement of Additional Information dated December 9, 2014.  Investors should retain this Supplement with the Statement of Additional Information for future reference.

Effective March 12, 2015, the following will replace the first paragraph under “Portfolio Managers-Portfolio Management” beginning on page fifty-seven (57) of the Statement of Additional Information:

Portfolio Management. Stephen Peak, Steve Johnstone, Andrew Gillan, Vincent Musumeci, and Neil Hermon are the portfolio managers for the International Long/Short Equity Fund.